Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories
11.
INVENTORIES

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Merchandise	$4,070	$3,978
Project in process	4,805	4,859
Work in process	145	98
Raw materials	224	279
	9,244	9,214
Land held under development	1,999	1,999
Construction in progress	84	103
	$11,327	$11,316

The operating costs related to inventories were $53,847 million, $51,180 million and $49,544 million for the years ended December 31, 2020, 2021 and 2022, respectively.

For the years ended December 31, 2020, 2021 and 2022, valuation loss on inventories recognized as operating costs included the amounts of $1,161 million, $207 million and $34 million, respectively.

As of December 31, 2021 and 2022, inventories of $2,083 million and $2,102 million, respectively, were expected to be recovered for a time period longer than twelve months. The aforementioned amount of inventories is related to property development owned by LED.

Land held under development and construction in progress was mainly developed by LED for Qingshan Sec., Dayuan Dist., Taoyuan City project. The Board of Directors of LED resolved to sign a joint construction and separate sale contract with Farglory Land Development Co., Ltd. in June 2021. LED entrusts Land Bank of Taiwan to execute fund control and property right management for the land held under development.